UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-02979
Morgan Stanley Tax-Exempt Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036 (Address of principal executive offices)	(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: December 31, 2008
Date of reporting period: December 31, 2008

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended December 31, 2008

Total Return for the 12 Months Ended December 31, 2008

Lipper
				Barclays	General
				Capital	Municipal
				Municipal	Debt
Class A	Class B	Class C	Class I+	Bond Index[1]	Funds Index[2]
–10.93%	–11.27%	–11.31%	–10.71%	–2.47%	–9.45%

+	Formerly Class D shares. Renamed Class I shares effective March 31. 2008.

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The financial markets experienced extreme volatility and price deterioration during the 12-month reporting period. Most of this occurred in the last two quarters of the year when a series of large financial institutions were forced to merge, were taken over by the government, or failed altogether, causing investor confidence to plummet and sparking a downward market spiral that accelerated at an alarming pace. Fear gripped the market, short-term borrowing costs soared, bank lending nearly ceased, and credit spreads dramatically widened as investors required substantial compensation for assuming risk. As a result, all sectors of the bond market deteriorated with the exception of U.S. Treasuries and cash, to which investors fled in a flight-to-quality trade.

Government officials took unprecedented steps to fortify the precarious financial system, including a $700 billion rescue plan (TARP) and several reductions in the target federal funds rate, bringing that rate to a range of just 0.0 percent to 0.25 percent. By December, however, these efforts appeared to have done little to improve investor confidence, which was further undermined by confirmation from the National Bureau of Economic Research that the economy had in fact been in recession since the start of the year. An extremely poor November employment report, released in early-December, proved to be the bitter icing on a very distasteful cake. With November non-farm payrolls declining by the largest monthly amount in 34 years, hopes for a consumer-led economic recovery in the near term vanished. Although isolated sectors of the bond market showed some improvement late in the period, as of year end the factors that have plagued the market — tremendously high volatility, very little liquidity, and a general sense of fear about the residential housing market, the strength of the economy both here and abroad, and the direction of the markets — continue to play out.

The municipal market posted its worst annual total return since 1994. As would be expected in the risk-averse environment, investment-grade municipals outpaced high-yield municipal issues. The consolidation in the banking and brokerage industry has altered the flow of capital and resulted in illiquidity in the municipal market. The biggest issue facing the municipal market as of year end is a general lack of trading as new issue offerings have been pulled and/or downsized. And, while liquidity has improved in recent months, demand remains well below historic levels. As a result, yields on even the highest quality, most liquid municipal securities are at historic highs, with yields on 30-year high-grade municipal issues at levels well above that of comparable Treasuries. On the state level, rising unemployment has resulted in declining tax receipts, which has directly impacted the bottom line of state budgets. In fact, state budget gaps have widened substantially, with the majority of states projected to face fiscal distress in 2009 and 2010.

Performance Analysis

All share classes of Morgan Stanley Tax-Exempt Securities Trust underperformed the Barclays Capital (formerly Lehman Brothers) Municipal Bond Index (“the Index”) and the Lipper General Municipal Debt Funds Index for the 12 months ended December 31, 2008, assuming no deduction of applicable sales charges.

Over the course of the reporting period, we maintained an overweight to the hospital/life care and tobacco sectors, which detracted from relative performance as spreads in these sectors widened, pushing prices lower. Longer-dated municipal issues held in the Fund also hindered performance as yields on these issues continued to rise. Additionally, a rally in the Treasury market resulted in the underperformance of the hedges we used to offset the interest-rate risk imposed by the Fund’s long-dated securities.

Other positions, however, were additive to performance. We maintained an overweight to the public utility sector, which benefited performance as the flight to quality that took place during the period helped to boost the performance of this infrastructure sector. Given the outperformance of the higher rated segment of the market, our emphasis on higher quality securities was also advantageous.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE SECTORS as of 12/31/08
Other Revenue	13.6%
Transportation	11.8
Hospital	10.9
Public Power	10.2
General Obligation	8.6

LONG-TERM CREDIT ANALYSIS as of 12/31/08
Aaa/AAA	30.4%
Aa/AA	37.1
A/A	16.3
Baa/BBB	10.3
Ba/BB or Less	2.2
Not Rated	3.7

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION as of 12/31/08
New York	13.9%
California	13.6
Texas	10.9
Illinois	6.4
Washington	6.3
Florida	5.3
Colorado	5.0
New Jersey	4.9
District of Columbia	2.9
Georgia	2.8
Puerto Rico	2.7
Michigan	2.0
Missouri	1.9
Tennessee	1.7
Arizona	1.4
Nevada	1.3
Connecticut	1.3
Ohio	1.3
North Carolina	1.1
Idaho	1.1
Maryland	1.0
Massachusetts	1.0
Iowa	1.0
Kansas	0.9
South Carolina	0.8
Utah	0.8
Alaska	0.7
Hawaii	0.6
Kentucky	0.6
West Virginia	0.5
Louisiana	0.4
Pennsylvania	0.4
Alabama	0.3
New Mexico	0.3
Wisconsin	0.2
Vermont	0.2
Oregon	0.2
Virginia	0.2
Arkansas	0.1
New Hampshire	0.0

Total Long-Term Investments++	98.0
Short-Term Investment	2.3
Liability for Floating Rate Note Obligation	(1.2)
Other Assets in Excess of Liabilities	0.9

Net Assets	100.0%

++ Does not include open long/short futures contracts with an underlying face amount of $981,859,812 with total unrealized depreciation of $4,765,143.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of total investments. Long-term credit analysis are as a percentage of long-term investments. Summary of investments by state classification are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and/or their respective agencies.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment — Class A and I
Over 10 Years

Average Annual Total Returns — Period Ended December 31, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 03/27/80)		(since 07/28/97)		(since 07/28/97)		(since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	(10.93)%[3]		(11.27)%[3]		(11.31)%[3]		(10.71)%[3]
	(14.71	) [4]	(15.48	) [4]	(12.15	) [4]	—

5 Years	0.41	[3]	0.01	[3]	(0.08	) [3]	0.63	[3]
	(0.46	) [4]	(0.31	) [4]	(0.08	) [4]	—

10 Years	2.82	[3]	2.47	[3]	2.30	[3]	3.02	[3]
	2.37	[4]	2.47	[4]	2.30	[4]	—

Since Inception	6.91	[3]	3.00	[3]	2.77	[3]	7.16	[3]
	6.75	[4]	3.00	[4]	2.77	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund’s historical performance has been restated to reflect the absence of any sales charge.

*	The maximum front-end sales charge for Class A is 4.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I (formerly Class D) has no sales charge.

(1)	The Barclays Capital (formerly Lehman Brothers) Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation, respectively and with maturities of two years or greater. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper General Municipal Debt Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

‡	Ending value assuming a complete redemption on December 31, 2008.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			07/01/08 –
	07/01/08	12/31/08	12/31/08
Class A
Actual (−9.89% return)	$1,000.00	$901.10	$4.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.81	$4.37
Class B
Actual (−10.01% return)	$1,000.00	$899.90	$5.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.05	$6.14
Class C
Actual (−9.99% return)	$1,000.00	$900.10	$6.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.65
Class I@@
Actual (−9.69% return)	$1,000.00	$903.10	$2.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.07	$3.10

@	Expenses are equal to the Fund’s annualized expense ratios of 0.86%, 1.21%, 1.31% and 0.61% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
	Tax-Exempt Municipal Bonds (98.0%)
	Alabama (0.3%)
$3,710	Jefferson County School Ser 2004-A	5.25%		01/01/23		$2,385,641

	Alaska (0.7%)
9,000	Northern Tobacco Securitization Corporation, Asset-Backed Ser 2006 A	5.00		06/01/32		4,857,570

	Arizona (1.4%)
2,375	Arizona State, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/24		2,336,098
2,420	Arizona State, Ser 2008 A (COPs) (FSA Insd)	5.00		09/01/26		2,342,608
3,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/23		2,319,557
2,250	Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25		12/01/25		1,543,815
2,000	Phoenix Civic Improvement Corporation, Jr Lien Wastewater Ser 2004 (MBIA Insd)	5.00		07/01/27		1,976,240

						10,518,318

	Arkansas (0.1%)
1,000	University of Arkansas, UAMS Campus Ser 2004 B (MBIA Insd)	5.00		11/01/34		930,100

	California (13.6%)
4,535	Alameda County Joint Powers Authority, 2008 Ser A (FSA Insd)	5.00		12/01/25		4,493,958
375	Alvord Unified School District, 2007 Election, Ser A (FSA Insd)	5.00		08/01/25		374,145
3,025	Alvord Unified School District, 2007 Election, Ser A (FSA Insd)	5.00		08/01/26		3,000,407
3,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006 (i)	0	.00 (a)	06/01/28		1,626,780
1,205	California Housing Finance Agency, Home 1983 Ser B (i)	0.00		08/01/15		704,841
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.70		08/01/31		2,698,080
4,000	California Housing Finance Agency, Home 2006 K (AMT)	4.75		08/01/36		2,854,200
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (AMBAC Insd)	5.00		01/01/28	(c)	5,614,700
5,000	California Statewide Communities Development Authority, Adventist Health/West 2005 Ser A	5.00		03/01/30		3,635,450
2,500	California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00		07/01/35		1,801,775
7,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00		08/15/32		5,285,280
3,500	California, Various Purpose Dtd 04/01/02	6.00		04/01/19		3,818,815
20,000	California, Various Purpose Dtd 06/01/07	5.00		06/01/37		17,094,000
10,000	Foothill/Eastern Transportation Corridor Agency Ser 1999 (i)	0	.00 (a)	01/15/27		8,731,900
12,000	Golden State Tobacco Securitization Corporation, Asset Backed Refg Ser 2007 A	5.125		06/01/47		6,097,080

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$8,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A	5.00%		06/01/45	$5,537,280
50,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (AMBAC Insd) (i)	0.00		06/01/47	760,000
780	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.125		08/15/25	657,548
1,960	Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25		08/15/26	1,662,178
3,560	Loma Linda University Medical Center Ser 2005 A	5.00		12/01/22	2,520,978
2,000	Riverside County Public Financing Authority, Air Force Village West Inc (COPs)	5.75		05/15/19	1,757,800
3,900	Riverside County Public Financing Authority, Air Force Village West Inc (COPs)	5.80		05/15/29	2,909,400
5,000	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	4.75		07/01/23	4,984,450
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)	6	.574 (d)	07/01/15	10,987,290

					99,608,335

	Colorado (5.0%)
870	Colorado Health Facilities Authority, Catholic Health-C5 (FSA Insd)	4.75		09/01/25	742,667
1,320	Colorado Health Facilities Authority, Catholic Health-Ser C-7 (FSA Insd)	4.75		09/01/25	1,126,805
65	Colorado Housing and Finance Authority, 1997 Ser C-2 (AMT)	6.875		11/01/28	65,887
185	Colorado Housing and Finance Authority, 1998 Ser A-2 (AMT)	6.60		05/01/28	167,112
15,000	Colorado Springs Utilities Refg Ser 2002 (AMBAC Insd)	5.375		11/15/20	15,568,800
20,000	E-470 Public Highway Authority Ser 1997 B (MBIA Insd) (i)	0.00		09/01/14	13,608,200
5,000	E-470 Public Highway Authority Ser 1997 B (MBIA Insd) (i)	0.00		09/01/16	2,876,050
1,650	Metropolitan Football Stadium District, Sales Tax Ser 1999 A (MBIA Insd) (i)	0.00		01/01/11	1,542,107
750	Public Authority for Colorado Energy Natural Gas, Ser 2008	6.25		11/15/28	587,557

					36,285,185

	Connecticut (1.3%)
1,100	Connecticut Health and Educational Facilities Authority, Quinnipiac University Ser 2007 K-2 (MBIA Insd)	5.00		07/01/23	1,069,068
2,300	Connecticut Health and Educational Facilities Authority, Yale University Ser 1997 T-1	4.70		07/01/29	2,236,290
9,000	Mashantucket (Western) Pequot Tribe, Special 1997 Ser B (e)	5.75		09/01/27	5,911,200

					9,216,558

	District of Columbia (2.9%)
12,000	District of Columbia Ballpark Ser 2006 B-1 (FGIC Insd)	5.00		02/01/31	9,226,800
4,040	District of Columbia Water and Sewer Authority, Refg Subordinated Lien Ser 2008 A (AGC Insd)	5.00		10/01/28	3,882,804

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
$10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001 A (AMT) (MBIA Insd) (f)	5.50%		10/01/27		$8,441,200

						21,550,804

	Florida (5.3%)
100	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/16	(c)	115,593
3,900	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Ser 2006 C	5.25		11/15/36		2,956,629
8,500	Jacksonville Transportation Ser 2001 (MBIA Insd)	5.00		10/01/26		8,265,400
2,500	Miami-Dade County Ser 2005 (MBIA Insd) (i)	0	.00 (a)	10/01/35		1,991,000
1,840	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00		10/01/27		1,760,015
2,500	Mid-Bay Bridge Authority, Ser 1991 A (ETM)	6.875		10/01/22		3,165,200
5,370	Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd)	5.85		10/01/13		5,417,471
18,000	South Miami Health Facilities Authority, Baptist Health South Florida Ser 2007 (g)	5.00		08/15/42		14,799,495

						38,470,803

	Georgia (2.8%)
4,000	Atlanta Airport Passenger Facilities Charge Airport Ser 2004 J (FSA Insd)	5.00		01/01/34		3,565,920
5,000	Atlanta Airport Ser 2000 A (FGIC Insd)	5.875		01/01/17		5,124,450
5,000	Atlanta Airport Ser 2004 C (FSA Insd)	5.00		01/01/33		4,473,300
3,000	Augusta Water & Sewer Ser 2004 A (FSA Insd) (b)	5.25		10/01/39		2,941,410
5,000	Fulton County Water & Sewerage Ser 1998 (FGIC Insd)	4.75		01/01/28		4,405,550

						20,510,630

	Hawaii (0.6%)
3,460	Hawaii Airport 2000 Ser B (AMT) (FGIC Insd)	6.625		07/01/17		3,492,628
985	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75		07/01/30		983,069

						4,475,697

	Idaho (1.1%)
4,230	Idaho Housing & Financing Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/23		4,441,627
3,485	Idaho Housing & Financing Association, Federal Highway Trust, Ser 2008 A (AGC Insd)	5.25		07/15/24		3,633,356

						8,074,983

	Illinois (6.4%)
5,000	Chicago O’ Hare International Airport Ser 2005 A (MBIA Insd)	5.25		01/01/24		4,727,000
4,280	Chicago Park District Ser 2004 A (AMBAC Insd)	5.00		01/01/26		4,260,612
2,000	Chicago Refg 2001 A (MBIA Insd) (i)	0	.00 (a)	01/01/17		2,003,380

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
$3,000	Chicago Refg Ser 1995 A-2 (AMBAC Insd)	6.25%		01/01/14	$3,442,080
4,840	Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)	5.25		06/01/25	4,892,078
2,600	De Kalb County Community Unit School District # 428, Ser 2008 (FSA Insd)	5.00		01/01/26	2,516,150
990	De Kalb County Community Unit School District # 428, Ser 2008 (FSA Insd)	5.00		01/01/27	950,271
3,495	Illinois Civic Center Dedicated Tax Ser 1991 (AMBAC Insd)	6.25		12/15/20	3,902,552
3,295	Kendall, Kane and Will Counties Community Unit School District # 308 Ser 2008 (FSA Insd) (i)	0.00		02/01/20	1,808,428
11,500	Kendall, Kane and Will Counties Community Unit School District # 308 Ser 2008 (FSA Insd) (i)	0.00		02/01/23	5,100,480
20,000	Metropolitan Pier & Exposition Authority Refg Ser 2002 B (MBIA Insd) (i)	0	.00 (a)	06/15/22	13,374,800

					46,977,831

	Iowa (1.0%)
5,000	Tobacco Settlement Authority Ser 2005 C	5.375		06/01/38	2,589,200
7,000	Tobacco Settlement Authority Ser 2005 C	5.50		06/01/42	3,648,750
1,275	Washington County Hospital Ser 2006	5.50		07/01/32	766,441

					7,004,391

	Kansas (0.9%)
2,000	University of Kansas Hospital Authority, KU Health Ser 2002	4.50		09/01/32	1,375,820
3,000	Wyandotte County/Kansas City, Area B Refg Ser 2005	5.00		12/01/20	2,396,430
3,050	Wyandotte County/Kansas City, Utility Ser 2004 B (FSA Insd)	5.00		09/01/27	2,910,859

					6,683,109

	Kentucky (0.6%)
5,000	Louisville & Jefferson County Metropolitan Sewer District Ser 1998 A (FGIC Insd)	4.75		05/15/28	4,398,800

	Louisiana (0.4%)
3,000	Louisiana Offshore Terminal Authority, LOOP LLC Ser 2007 B-2	4.30		10/01/37	2,951,070

	Maryland (1.0%)
2,500	Baltimore County, Oak Crest Village Ser 2007 A	5.00		01/01/37	1,597,575
2,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17	1,478,320
6,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50		08/15/33	4,517,460

					7,593,355

	Massachusetts (1.0%)
6,000	Boston Water & Sewer Commission, 1998 Ser D (FGIC Insd)	4.75		11/01/22	6,002,040

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
$985	Massachusetts Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00%	08/01/10	(c)	$1,015,180

					7,017,220

	Michigan (2.0%)
4,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/32		2,811,680
5,000	Michigan Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25	11/15/46		3,288,050
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29		8,303,100

					14,402,830

	Missouri (1.9%)
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14		10,442,600
305	Missouri Housing Development Commission, Homeownership 1997 Ser C-1	6.55	09/01/28		308,977
150	Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31		153,618
4,000	Missouri Joint Municipal Electrical Utility Commission, Plum Point Ser 2006 (MBIA Insd)	5.00	01/01/25		3,135,120

					14,040,315

	Nevada (1.3%)
5,000	Clark County Airport Sub Lien Ser 2004 (AMT) (FGIC Insd)	5.50	07/01/23		4,284,950
3,000	Clark County Transportation Ser 1992 A (AMBAC Insd)	6.50	06/01/17		3,552,330
2,850	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375	01/01/40		1,545,014

					9,382,294

	New Hampshire (0.0%)
350	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70	07/01/29		356,615

	New Jersey (4.9%)
2,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.50	06/15/31		1,375,900
2,500	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75	06/15/34		1,743,425
4,000	New Jersey Economic Development Authority, Continental Airlines Inc. Ser 1999 (AMT)	6.25	09/15/19		2,287,080
9,000	New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25		8,116,650
10,000	New Jersey Turnpike Authority Ser 2003 A (FGIC Insd)	5.00	01/01/27		9,477,000
9,000	Passaic Valley Sewerage Commissioners Ser F (FGIC Insd)	5.00	12/01/19		8,034,840
7,000	Tobacco Settlement Financing Corporation Ser 2007-1 A	4.625	06/01/26		4,749,780

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$5,000	Tobacco Settlement Financing Corporation Ser 2007-1 B (i)	0.00%	06/01/41	$146,150

				35,930,825

	New Mexico (0.3%)
2,000	Albuquerque Gross Receipts Lodgers’ Tax, Refg Ser 2004 A (FSA Insd) (b)	5.00	07/01/37	1,873,280

	New York (13.9%)
5,000	Long Island Power Authority Ser 2000 A (FSA Insd) (i)	0.00	06/01/17	3,475,850
1,460	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 A (MBIA Insd)	5.50	01/01/20	1,486,455
5,000	Metropolitan Transportation Authority, State Service Contract Ser 2002 B (MBIA Insd)	5.50	07/01/24	4,964,000
10,000	Metropolitan Transportation Authority, Refg Ser 2002 A (AMBAC Insd) (b)	5.50	11/15/18	10,297,800
9,355	Nassau County Tobacco Settlement Corp Ser 2006	5.00	06/01/35	5,798,510
3,001	New York City Housing Development Corporation, Ruppert-FHA Ins Sec 223 F	6.50	11/15/18	3,153,268
6,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.25	03/01/15	4,840,140
5,000	New York City Industrial Development Agency, 7 World Trade Center LLC Ser 2005 A	6.50	03/01/35	3,002,100
12,000	New York City Industrial Development Agency, American Airlines Inc Ser 2005 (AMT)	7.625	08/01/25	7,278,360
5,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (MBIA Insd)	4.75	03/01/46	3,107,400
5,000	New York City Municipal Water Finance Authority, 2005 Ser B (AMBAC Insd)	5.00	06/15/28	4,842,700
2,225	New York City Subser 2008 L-1	5.00	04/01/27	2,080,664
7,000	New York City Transitional Finance Authority, 2003 Ser D (MBIA Insd)	5.25	02/01/21	7,199,080
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00	07/01/34	8,989,400
2,000	New York State Dormitory Authority, State University 1990 Ser A	7.50	05/15/13	2,370,080
5,000	New York State Dormitory Authority, State University 1993 Ser A	5.25	05/15/15	5,568,450
9,660	New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375	07/01/16	11,489,218
10,000	Sales Tax Asset Receivable Corporation, 2005 Ser A (AMBAC Insd)	5.00	10/15/29	9,784,200
3,000	Westchester Tobacco Asset Securitization Corporation, Ser 2005	5.125	06/01/38	1,868,760

				101,596,435

	North Carolina (1.1%)
5,000	North Carolina Municipal Power Agency # 1, Catawba Ser 1998 A (MBIA Insd)	5.50	01/01/15	5,449,450
1,100	North Carolina Municipal Power Agency # 1, Catawba Ser 2003 A (MBIA Insd)	5.25	01/01/19	1,122,638

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 (COPs) (FGIC Insd)	5.00%	06/01/31	$1,796,000

				8,368,088

	Ohio (1.3%)
3,895	Cleveland Public Power System, Ser 2008 B-1 (MBIA Insd) (i)	0.00	11/15/25	1,462,923
3,000	Erie County Firelands Regional Medical Center Ser 2002	5.625	08/15/32	2,339,040
1,110	Hamilton County, Sales Tax 2000 (AMBAC Insd)	5.25	12/01/32	995,870
5,000	Lorain County Catholic Health Ser 9 2001 A	5.25	10/01/33	4,354,100

				9,151,933

	Oregon (0.2%)
1,280	Jackson County, Medford School District # 549C Ser 2008	4.25	06/15/23	1,206,554

	Pennsylvania (0.4%)
1,700	Chester County Industrial Development Authority, RHA/PA Nursing Home Inc Ser 1989	8.50	05/01/32	1,426,504
2,000	Montgomery County White Marsh Ser 2005	6.125	02/01/28	1,266,760

				2,693,264

	Puerto Rico (2.7%)
15,000	Puerto Rico Electric Power Authority Ser O (i)	0.00	07/01/17	10,726,800
10,000	Puerto Rico Highway & Transportation Authority Refg Ser X	5.50	07/01/15	9,378,500

				20,105,300

	South Carolina (0.8%)
5,000	Charleston Educational Excellence Financing Corporation, Charleston County School District Ser 2005	5.25	12/01/30	4,702,300
210	Lexington County Health Services District Inc, Refg Ser 2007	5.00	11/01/16	206,121
1,025	Richland County Environment Improvement Refg Ser 2007 A	4.60	09/01/12	907,228

				5,815,649

	Tennessee (1.7%)
16,000	Tennessee Energy Acquisition Corporation Ser 2006 A	5.25	09/01/19	12,636,160

	Texas (10.9%)
10,000	Dallas/Fort Worth International Airport Ser 2003 A (AMT) (FSA Insd)	5.25	11/01/24	8,369,500
2,840	Friendswood Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	2,877,204
3,860	Harris Country Health Facilities Development Corporation, Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/26	3,770,602
3,180	Harris Country Health Facilities Development Corporation, Thermal Utility, Teco Ser 2008 (AGC Insd)	5.00	11/15/27	3,081,611
5,000	Houston Airport Sub Lien Ser 2000 A (AMT) (FSA Insd)	5.875	07/01/17	5,006,750
20,000	Houston Combined Utility System, First Lien Refg Ser 2004 A (FSA Insd)	5.25	05/15/22	20,348,600

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
$5,000	Houston Combined Utility System, First Lien Refg Ser 2004 A (MBIA Insd)	5.25%	05/15/25		$5,010,350
8,750	Houston Hotel Occupancy Tax, Ser 2001 B (FSA -CR AMBAC Insd) (i)	0.00	09/01/26		3,089,713
3,600	Houston Hotel Occupancy Tax, Ser 2001 B (FSA -CR AMBAC Insd) (i)	0.00	09/01/27		1,181,412
6,875	Houston Independent School District, Schoolhouse Ser 2008	5.00	02/15/26		6,980,050
5,000	Lubbock Health Facilities Development Corporation, Carillon Senior Life Care Ser 2005 A	6.625	07/01/36		3,309,500
22,800	North Texas Tollway Authority, Refg First Tier Ser 2008 D (AGC Insd) (i)	0.00	01/01/28		6,827,688
2,165	North Texas Tollway Authority, Refg First Tier Ser 2008 D (AGC Insd) (i)	0.00	01/01/29		605,052
1,000	San Antonio Water System Refg Ser 2002 (FSA Insd)	5.50	05/15/19		1,069,300
5,000	San Antonio Water System Refg Ser 2002 (FSA Insd)	5.00	05/15/28		4,908,450
1,490	Texas Municipal Gas Acquisition and Supply Corporation, Senior Lien Ser 2008 D	6.25	12/15/26		1,197,930
1,790	Victoria Independent School District, School Building Ser 2008	5.00	02/15/23		1,855,729

					79,489,441

	Utah (0.8%)
5,000	Salt Lake City IHC Hospital Inc Ser 1983 (ETM)	5.00	06/01/15		5,570,650

	Vermont (0.2%)
2,550	Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36		1,361,598

	Virginia (0.2%)
1,000	Tobacco Settlement Financing Corporation, Asset-Backed Ser 2005	5.50	06/01/12	(c)	1,108,330

	Washington (6.3%)
5,000	Grant County Public Utility District #2, Electric Refg Ser 2001 H (FSA Insd)	5.375	01/01/18		5,229,950
5,000	Grant County Public Utility District #2, Wanapum Hydro Refg Ser A 2005	5.00	01/01/38		4,366,100
6,420	Port of Seattle Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23		5,996,665
2,450	Seattle Drainage and Wastewater, Ser 2008	5.00	06/01/25		2,460,119
7,330	Seattle Municipal Light & Power, Impr & Refg Ser 2001 (FSA Insd)	5.50	03/01/18		7,651,640
10,000	Seattle Water Refg 2003 (MBIA Insd)	5.00	09/01/20		10,186,700
10,000	Seattle Water Refg 2003 (MBIA Insd)	5.00	09/01/23		10,090,400

					45,981,574

	West Virginia (0.5%)
2,000	University of West Virginia Ser C 2004 (FGIC Insd)	5.00	10/01/27		1,859,420
2,000	University of West Virginia Ser C 2004 (FGIC Insd)	5.00	10/01/28		1,839,600

					3,699,020

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Wisconsin (0.2%)
$2,500	Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Ser 2006 A	5.375%	02/15/34	$1,704,675

	Total Tax-Exempt Municipal Bonds (Cost $806,801,728)			715,985,230

NUMBER OF
SHARES (000)

	Short-Term Investment (h) (2.3%)
	Investment Company
17,272	Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class (Cost $17,272,141)			17,272,141

	Total Investments (Cost $824,073,869)			733,257,371

PRINCIPAL
AMOUNT IN
THOUSANDS

	Floating Rate Note and Dealer Trust Obligation Related to Security Held (−1.2%)
$(8,665)	Note with interest rate of 1.79% at December 31, 2008 and contractual maturity of collateral at 08/15/42 (See Note 1D) (j) (Cost $(8,665,000))			(8,665,000)

	Total Net Investments (Cost $815,408,869) (k) (l)		99.1%	724,592,371
	Other Assets in Excess of Liabilities		0.9	6,238,386

	Net Assets		100.0%	$730,830,757

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to Maturity.
(a)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $3,982,230.
(c)	Prerefunded to call date shown.
(d)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $10,987,290 which represents 1.5% of net assets.
(e)	Resale is restricted to qualified institutional investors.
(f)	Joint exemption.
(g)	Underlying security related to inverse floaters entered into by the Fund (See Note 1D).
(h)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio - Institutional Class.
(i)	Capital appreciation bond.
(j)	Floating rate note obligation related to security held. The interest rate shown reflects the rate in effect at December 31, 2008.
(k)	Securities have been designated as collateral in the amount equal to $419,074,919 in connection with open futures contracts and inverse floating rate municipal obligations.
(l)	The aggregate cost for federal income tax purposes is $814,775,336. The aggregate gross unrealized appreciation is $18,950,882 and the aggregate gross unrealized depreciation is $109,133,847, resulting in net unrealized depreciation of $90,182,965.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Portfolio of Investments - December 31, 2008 continued

Bond Insurance:

AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at December 31, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
3,464	Long	Swap Future 5 Year March 2009	$408,264,892	$7,791,775
593	Long	U.S. Treasury Note Future 10 Year March 2009	74,569,750	2,085,781
66	Long	U.S. Treasury Bond Future 20 Year March 2009	9,111,094	(195,296)
6	Short	U.S. Treasury Note Future 2 Year March 2009	(1,308,375)	(3,388)
1,601	Short	Swap Future 10 Year March 2009	(207,279,469)	(5,711,005)
2,363	Short	U.S. Treasury Note Future 5 Year March 2009	(281,326,232)	(8,733,010)

		Net Unrealized Depreciation		$(4,765,143)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements

Statement of Assets and Liabilities
December 31, 2008

Assets:
Investments in securities, at value (cost $806,801,728)	$715,985,230
Investments in affiliate, at value (cost $17,272,141)	17,272,141
Receivable for:
Interest	11,199,734
Variation margin	763,624
Investment sold	205,000
Shares of beneficial interest sold	168,709
Dividends from affiliate	9,326
Prepaid expenses and other assets	46,239

Total Assets	745,650,003

Liabilities:
Floating rate note and dealer trusts obligation	8,665,000
Payable for:
Shares of beneficial interest redeemed	4,446,489
Dividends and distributions to shareholders	908,237
Investment advisory fee	256,300
Distribution fee	69,479
Administration fee	52,085
Transfer agent fee	41,479
Payable to bank	59,862
Accrued expenses and other payables	320,315

Total Liabilities	14,819,246

Net Assets	$730,830,757

Composition of Net Assets:
Paid-in-capital	$829,505,980
Net unrealized depreciation	(95,581,641)
Accumulated undistributed net investment income	948,064
Distributions in excess of net realized gain	(4,041,646)

Net Assets	$730,830,757

Class A Shares:
Net Assets	$141,120,090
Shares Outstanding (unlimited authorized, $.01 par value)	14,958,557
Net Asset Value Per Share	$9.43

Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$9.85

Class B Shares:
Net Assets	$46,804,183
Shares Outstanding (unlimited authorized, $.01 par value)	4,939,852
Net Asset Value Per Share	$9.47

Class C Shares:
Net Assets	$20,883,487
Shares Outstanding (unlimited authorized, $.01 par value)	2,210,754
Net Asset Value Per Share	$9.45

Class I Shares: @@
Net Assets	$522,022,997
Shares Outstanding (unlimited authorized, $.01 par value)	55,371,555
Net Asset Value Per Share	$9.43

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements continued

Statement of Operations
For the year ended December 31, 2008

Net Investment Income:
Income
Interest	$47,023,117
Dividends from affiliate	479,387

Total Income	47,502,504

Expenses
Investment advisory fee	3,331,318
Distribution fee (Class A shares)	393,204
Distribution fee (Class B shares)	364,977
Distribution fee (Class C shares)	170,907
Administration fee	700,379
Interest and residual trust expenses	660,179
Transfer agent fees and expenses	515,148
Shareholder reports and notices	109,267
Professional fees	103,019
Registration fees	84,274
Custodian fees	49,789
Trustees’ fees and expenses	28,124
Other	92,493

Total Expenses	6,603,078
Less: expense offset	(1,155)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(26,347)

Net Expenses	6,575,576

Net Investment Income	40,926,928

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	8,866,555
Futures contracts	(5,855,887)
Swap contracts	(1,168,995)

Net Realized Gain	1,841,673

Change in Unrealized Appreciation/Depreciation on:
Investments	(132,544,776)
Futures contracts	(5,138,257)

Net Change in Unrealized Appreciation/Depreciation	(137,683,033)

Net Loss	(135,841,360)

Net Decrease	$(94,914,432)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	DECEMBER 31, 2008	DECEMBER 31, 2007

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$40,926,928	$45,975,587
Net realized gain	1,841,673	3,873,227
Net change in unrealized appreciation/depreciation	(137,683,033)	(33,808,327)

Net Increase (Decrease)	(94,914,432)	16,040,487

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(7,398,282)	(7,415,962)
Class B shares	(2,558,248)	(3,383,502)
Class C shares	(1,006,318)	(1,104,380)
Class I shares@@	(30,302,604)	(33,995,368)
Net realized gain
Class A shares	(1,304,985)	(546,322)
Class B shares	(444,252)	(237,580)
Class C shares	(193,147)	(86,837)
Class I shares@@	(4,887,753)	(2,248,960)

Total Dividends and Distributions	(48,095,589)	(49,018,911)

Net decrease from transactions in shares of beneficial interest	(90,490,906)	(96,907,168)

Net Decrease	(233,500,927)	(129,885,592)
Net Assets:
Beginning of period	964,331,684	1,094,217,276

End of Period (Including accumulated undistributed net investment income of $948,064 and $1,084,642, respectively)	$730,830,757	$964,331,684

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008

1. Organization and Accounting Policies
Morgan Stanley Tax-Exempt Securities Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended the (“Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland on December 31, 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

During the year ended December 31, 2008, the Fund assessed a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees of the Fund has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers;

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

(4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Floating Rate Note and Dealer Trusts Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate note and dealer trusts obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At December 31, 2008, Fund has investments with a value of $14,799,495 are held by the Dealer Trusts and serve as collateral for the $8,665,000 in floating rate note obligations outstanding at that date.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

Contractual maturities of the floating rate note obligations and interest rates in effect at December 31, 2008 are presented in the Portfolio of Investments.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statement of Operations. The Fund may pay or receive cash to collateralize interest rate swap contracts. This cash collateral is recorded as assets/liabilities on the Fund’s books.

G. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2008, remains subject to examination by taxing authorities.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (“IRS”) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund’s net assets determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.245% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.22% to the portion of the daily net assets exceeding $2.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.60% of the average daily net assets of Class B shares; and (iii) Class C — up to 0.70% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,779,225 at December 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $637, $67,641 and $2,119, respectively and received $51,736 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class. For the year ended December 31, 2008, advisory fees paid were reduced by $26,347, relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “Dividends from affiliate” in the Statement of Operations and totaled $479,387 for the year ended December 31, 2008. During the year ended December 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class aggregated $255,849,701 and $250,047,472, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2008 aggregated $104,715,153 and $247,029,038, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $13,564. At December 31, 2008, the Fund had an accrued pension liability of $108,922 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	DECEMBER 31, 2008		DECEMBER 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,621,221	$17,257,725	1,116,509	$12,669,252
Conversion from Class B	265,183	2,883,881	1,292,052	14,670,995
Reinvestment of dividends and distributions	780,955	8,057,150	443,840	5,026,971
Redeemed	(3,029,335)	(31,673,197)	(2,372,979)	(26,923,462)

Net increase (decrease) – Class A	(361,976)	(3,474,441)	479,422	5,443,756

CLASS B SHARES
Sold	760,422	8,179,410	332,198	3,774,507
Conversion to Class A	(264,052)	(2,883,881)	(1,286,477)	(14,670,995)
Reinvestment of dividends and distributions	260,810	2,709,832	162,865	1,854,073
Redeemed	(2,179,261)	(23,071,603)	(1,419,736)	(16,188,684)

Net decrease – Class B	(1,422,081)	(15,066,242)	(2,211,150)	(25,231,099)

CLASS C SHARES
Sold	187,720	1,978,480	138,116	1,574,704
Reinvestment of dividends and distributions	108,999	1,126,221	69,442	787,849
Redeemed	(482,202)	(5,103,771)	(393,779)	(4,479,493)

Net decrease – Class C	(185,483)	(1,999,070)	(186,221)	(2,116,940)

CLASS I SHARES@@
Sold	473,440	5,098,306	822,001	9,336,862
Reinvestment of dividends and distributions	2,957,046	30,572,791	1,787,023	20,237,844
Redeemed	(10,124,556)	(105,622,250)	(9,213,161)	(104,577,591)

Net decrease – Class I	(6,694,070)	(69,951,153)	(6,604,137)	(75,002,885)

Net decrease in Fund	(8,663,610)	$(90,490,906)	(8,522,086)	$(96,907,168)

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	DECEMBER 31, 2008	DECEMBER 31, 2007
Tax-exempt income	$40,592,991	$45,849,810
Ordinary income	672,461	49,402
Long-term capital gains	6,830,137	3,119,699

Total distributions	$48,095,589	$49,018,911

As of December 31, 2008, the tax-basis components of accumulated losses were as follows:

Undistributed tax-exempt income	$433,638
Undistributed long-term gains	—

Net accumulated earnings	433,638
Post-October losses	(8,805,802)
Temporary differences	(120,094)
Net unrealized depreciation	(90,182,965)

Total accumulated losses	$(98,675,223)

As of December 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), book amortization of discounts on debt securities and mark-to-market of open futures contracts.

Permanent differences, due to gains on paydowns and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at December 31, 2008:

ACCUMULATED	DISTRIBUTIONS
UNDISTRIBUTED	IN EXCESS OF
NET INVESTMENT	NET REALIZED
INCOME	GAIN	PAID-IN-CAPITAL

$201,946	$(201,946)	—

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to Dealer Trusts in exchange for cash and residual interests in the Dealer Trusts (See Note 1D). These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.
9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Tax-Exempt Securities Trust
Notes to Financial Statements - December 31, 2008 continued

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$733,257,371	$17,272,141	$715,985,230	—
Other financial instruments+++	(4,765,143)	(4,765,143)	—	—

Total	$728,492,228	$12,506,998	$715,985,230	—

+++	Other financial instruments include futures contracts.
10. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not been determined.

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2008	2007	2006	2005	2004
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.19	$11.56	$11.55	$11.82	$11.97

Income (loss) from investment operations:

Net investment income	0.48	0.50	0.50	0.52	0.53
Net realized and unrealized gain (loss)	(1.66)	(0.34)	0.08	(0.12)	(0.09)

Total income (loss) from investment operations	(1.18)	0.16	0.58	0.40	0.44

Less dividends and distributions from:
Net investment income	(0.49)	(0.49)	(0.50)	(0.51)	(0.53)
Net realized gain	(0.09)	(0.04)	(0.07)	(0.16)	(0.06)

Total dividends and distributions	(0.58)	(0.53)	(0.57)	(0.67)	(0.59)

Net asset value, end of period	$9.43	$11.19	$11.56	$11.55	$11.82

Total Return(1)	(10.93)%	1.42%	5.19%	3.46%	3.82%
Ratios To Average Net Assets(3) :
Total expenses (before expense offset)	0.89%(4)	0.98%(4)	0.85%(2)	0.69%	0.65%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.81%(4)	0.79%(4)	0.78%(2)	0.69%	0.65%
Net investment income	4.54%(4)	4.35%(4)	4.32%(2)	4.39%	4.48%
Supplemental Data:
Net assets, end of period, in thousands	$141,120	$171,501	$171,530	$162,922	$128,578
Portfolio turnover rate	12%	7%	10%	17%	14%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2008	2007	2006	2005	2004
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.24	$11.61	$11.60	$11.87	$12.02

Income (loss) from investment operations:
Net investment income	0.45	0.46	0.46	0.47	0.48
Net realized and unrealized gain (loss).	(1.68)	(0.34)	0.08	(0.12)	(0.09)

Total income (loss) from investment operations	(1.23)	0.12	0.54	0.35	0.39

Less dividends and distributions from:
Net investment income	(0.45)	(0.45)	(0.46)	(0.46)	(0.48)
Net realized gain	(0.09)	(0.04)	(0.07)	(0.16)	(0.06)

Total dividends and distributions	(0.54)	(0.49)	(0.53)	(0.62)	(0.54)

Net asset value, end of period	$9.47	$11.24	$11.61	$11.60	$11.87

Total Return(1)	(11.27)%	1.07%	4.82%	3.00%	3.34%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.25%(4)	1.34%(4)	1.21%(2)	1.12%	1.11%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	1.17%(4)	1.15%(4)	1.14%(2)	1.12%	1.11%
Net investment income.	4.18%(4)	3.99%(4)	3.96%(2)	3.96%	4.02%
Supplemental Data:
Net assets, end of period, in thousands	$46,804	$71,528	$99,514	$127,327	$195,859
Portfolio turnover rate	12%	7%	10%	17%	14%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2008	2007	2006	2005	2004
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.21	$11.57	$11.57	$11.84	$11.99

Income (loss) from investment operations:
Net investment income	0.44	0.44	0.45	0.45	0.46
Net realized and unrealized gain (loss)	(1.67)	(0.32)	0.07	(0.12)	(0.09)

Total income (loss) from investment operations	(1.23)	0.12	0.52	0.33	0.37

Less dividends and distributions from:
Net investment income.	(0.44)	(0.44)	(0.45)	(0.44)	(0.46)
Net realized gain	(0.09)	(0.04)	(0.07)	(0.16)	(0.06)

Total dividends and distributions.	(0.53)	(0.48)	(0.52)	(0.60)	(0.52)

Net asset value, end of period	$9.45	$11.21	$11.57	$11.57	$11.84

Total Return(1)	(11.31)%	1.04%	4.63%	2.89%	3.24%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	1.35%(4)	1.44%(4)	1.31%(2)	1.22%	1.21%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	1.27%(4)	1.25%(4)	1.24%(2)	1.22%	1.21%
Net investment income	4.08%(4)	3.89%(4)	3.86%(2)	3.86%	3.92%
Supplemental Data:
Net assets, end of period, in thousands	$20,884	$26,864	$29,891	$31,911	$35,265
Portfolio turnover rate	12%	7%	10%	17%	14%

(1)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2008	2007	2006	2005	2004
Class I Shares @@
Selected Per Share Data:
Net asset value, beginning of period	$11.19	$11.55	$11.55	$11.82	$11.96

Income (loss) from investment operations:
Net investment income.	0.51	0.52	0.53	0.54	0.55
Net realized and unrealized gain (loss)	(1.67)	(0.32)	0.07	(0.12)	(0.08)

Total income (loss) from investment operations	(1.16)	0.20	0.60	0.42	0.47

Less dividends and distributions from:
Net investment income	(0.51)	(0.52)	(0.53)	(0.53)	(0.55)
Net realized gain	(0.09)	(0.04)	(0.07)	(0.16)	(0.06)

Total dividends and distributions.	(0.60)	(0.56)	(0.60)	(0.69)	(0.61)

Net asset value, end of period	$9.43	$11.19	$11.55	$11.55	$11.82

Total Return(1)	(10.71)%	1.75%	5.45%	3.52%	4.05%
Ratios To Average Net Assets(3):
Total expenses (before expense offset)	0.65%(4)	0.74%(4)	0.61%(2)	0.52%	0.51%
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.57%(4)	0.55%(4)	0.54%(2)	0.52%	0.51%
Net investment income	4.78%(4)	4.59%(4)	4.56%(2)	4.56%	4.62%
Supplemental Data:
Net assets, end of period, in thousands	$522,023	$694,439	$793,282	$848,438	$950,792
Portfolio turnover rate	12%	7%	10%	17%	14%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Tax-Exempt Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Tax-Exempt Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Exempt Securities Trust (the “Fund”), including the portfolio of investments, as of December 31, 2008, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Exempt Securities Trust as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 26, 2009

Morgan Stanley Tax-Exempt Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Tax-Exempt Securities Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	161	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	163	Director of various business organizations.

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	161	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	163	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	164	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	161	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	163	None.

W. Allen Reed (61)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	161	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	164	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:
Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	162	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
†	For the period September 26, 2008 through February 5, 2009 W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel–Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Tax-Exempt Securities Trust
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2008. The Fund designated 98.42% of its income dividends as tax-exempt income dividends. The Fund designated and paid $7,776,165 as a long-term capital gain distribution.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Tax-Exempt Securities Trust

Annual Report
December 31, 2008

TAXANN
IU09-00710P-Y 12/08

Item 2. Code of Ethics.
(a)      The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2008	Registrant			Covered Entities(1)
Audit Fees		$56,900			N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$6,418,000	(2)
Tax Fees		$5,165	(3)		$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$5,165			$7,299,000

Total		$62,065			$7,299,000

2007	Registrant			Covered Entities(1)
Audit Fees		$50,000			N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,121,000	(2)
Tax Fees		$4,738	(3)		$964,000	(4)
All Other Fees	$					$(5)
Total Non-Audit Fees		$4,738			$7,085,000

Total		$54,738			$7,085,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

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rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

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Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of
EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Tax-Exempt Securities Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

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